Reverse Merger - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 18, 2023	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Asset Acquisition, Bargain Purchase, Gain Recognized, Amount		$ 16,355	$ 0
Neoleukin
Business Acquisition [Line Items]
Contingent consideration liability		1,300
Asset Acquisition, Bargain Purchase, Gain Recognized, Amount	$ 16,355	$ 16,400